UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: July 31

Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE CONVERTIBLE

FUND (FORMERLY

KNOWN AS LEGG MASON PARTNERS

CONVERTIBLE FUND)

FORM N-Q

OCTOBER 31, 2009

Legg Mason ClearBridge Convertible Fund

Schedule of Investments (unaudited)	October 31, 2009

Face Amount	Security	Value
CONVERTIBLE BONDS & NOTES - 76.9%
CONSUMER DISCRETIONARY - 6.7%
Household Durables - 2.4%
$600,000	D.R. Horton Inc., Senior Notes, 2.000% due 5/15/14	$663,000
300,000	Newell Rubbermaid Inc., Senior Notes, 5.500% due 3/15/14	557,625

	Total Household Durables	1,220,625

Specialty Retail - 2.8%
	Charming Shoppes Inc., Senior Notes:
700,000	1.125% due 5/1/14	497,875
650,000	1.125% due 5/1/14 (a)	462,312
450,000	Sonic Automotive Inc., Senior Notes, 5.000% due 10/1/29	444,375

	Total Specialty Retail	1,404,562

Textiles, Apparel & Luxury Goods - 1.5%
900,000	Iconix Brand Group Inc., Senior Subordinated Notes, 1.875% due 6/30/12	783,000

	TOTAL CONSUMER DISCRETIONARY	3,408,187

CONSUMER STAPLES - 3.0%
Beverages - 1.8%
1,100,000	Central European Distribution Corp., Senior Notes, 3.000% due 3/15/13	907,500

Food & Staples Retailing - 1.2%
750,000	Pantry Inc., Senior Subordinated Notes, 3.000% due 11/15/12	621,563

	TOTAL CONSUMER STAPLES	1,529,063

ENERGY - 4.1%
Energy Equipment & Services - 1.5%
	Trico Marine Services Inc.:
600,000	Secured Notes, 8.125% due 2/1/13	533,250
400,000	Senior Notes, 3.000% due 1/15/27	234,500

	Total Energy Equipment & Services	767,750

Oil, Gas & Consumable Fuels - 2.6%
	GMX Resources Inc., Senior Notes:
1,000,000	5.000% due 2/1/13 (b)	875,000
300,000	5.000% due 2/1/13 (a)	262,500
150,000	4.500% due 5/1/15	146,813

	Total Oil, Gas & Consumable Fuels	1,284,313

	TOTAL ENERGY	2,052,063

FINANCIALS - 11.3%
Capital Markets - 0.8%
438,000	Affiliated Managers Group Inc., Senior Notes, 3.950% due 8/15/38	416,100

Consumer Finance - 6.0%
950,000	AmeriCredit Corp., 2.125% due 9/15/13	807,500
650,000	Cash America International Inc., Senior Notes, 5.250% due 5/15/29 (a)	914,062
1,600,000	Dollar Financial Corp., Senior Notes, 2.875% due 6/30/27	1,322,000

	Total Consumer Finance	3,043,562

Real Estate Investment Trusts (REITs) - 4.5%
1,400,000	CapitalSource Inc., Senior Subordinated Notes, 7.250% due 7/15/37	1,167,250
1,550,000	NorthStar Realty Finance LP, Senior Notes, 7.250% due 6/15/27 (a)	1,108,250

	Total Real Estate Investment Trusts (REITs)	2,275,500

	TOTAL FINANCIALS	5,735,162

HEALTH CARE - 9.8%
Biotechnology - 3.3%
650,000	Cephalon Inc., Senior Subordinated Notes, 2.500% due 5/1/14	653,250

See Notes to Schedule of Investments.

Legg Mason ClearBridge Convertible Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Biotechnology - 3.3% (continued)
$1,000,000	Incyte Corp., Senior Notes, 4.750% due 10/1/15 (a)	$985,000

	Total Biotechnology	1,638,250

Health Care Equipment & Supplies - 1.0%
550,000	Conceptus Inc., Senior Notes, 2.250% due 2/15/27	510,125

Health Care Providers & Services - 2.0%
850,000	Henry Schein Inc., Senior Bonds, 3.000% due 8/15/34	1,026,375

Life Sciences Tools & Services - 2.5%
800,000	Charles River Laboratories International Inc., Senior Notes, 2.250% due 6/15/13	795,000
550,000	Kendle International Inc., Senior Notes, 3.375% due 7/15/12	487,437

	Total Life Sciences Tools & Services	1,282,437

Pharmaceuticals - 1.0%
450,000	Teva Pharmaceutical Finance LLC, Senior Notes, 0.250% due 2/1/26	512,438

	TOTAL HEALTH CARE	4,969,625

INDUSTRIALS - 16.9%
Aerospace & Defense - 4.6%
1,350,000	AAR Corp., Senior Notes, 1.750% due 2/1/26	1,302,750
750,000	Alliant Techsystems Inc., Senior Subordinated Notes, 2.750% due 2/15/24	793,125
300,000	Orbital Sciences Corp., Senior Subordinated Notes, 2.437% due 1/15/27	263,250

	Total Aerospace & Defense	2,359,125

Airlines - 1.7%
450,000	AMR Corp., Senior Notes, 6.250% due 10/15/14	367,875
650,000	UAL Corp., Senior Subordinated Notes, 4.500% due 6/30/21	489,125

	Total Airlines	857,000

Electrical Equipment - 8.0%
650,000	General Cable Corp., Senior Notes, 0.875% due 11/15/13	584,187
1,450,000	Roper Industries Inc., Bonds, step coupon, 0.000% due 1/15/34 SunPower Corp.:	909,875
1,100,000	Senior Debentures, 1.250% due 2/15/27	968,000
400,000	Senior Notes, 4.750% due 4/15/14	465,500
1,500,000	Suntech Power Holdings Co., Ltd., Senior Notes, 3.000% due 3/15/13	1,134,375

	Total Electrical Equipment	4,061,937

Machinery - 1.6%
650,000	Danaher Corp., Senior Notes, zero coupon bond to yield 1.727% due 1/22/21	656,500
150,000	Navistar International Corp., Senior Subordinated Notes, 3.000% due 10/15/14	141,937

	Total Machinery	798,437

Marine - 1.0%
650,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	515,938

	TOTAL INDUSTRIALS	8,592,437

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.2%
1,400,000	Powerwave Technologies Inc., Subordinated Notes, 1.875% due 11/15/24	1,125,250

Electronic Equipment, Instruments & Components - 1.5%
800,000	Anixter International Inc., Senior Notes, 1.000% due 2/15/13	737,000

Internet Software & Services - 1.9%
300,000	Sina Corp., Subordinated Notes, zero coupon bond to yield 2.991% due 7/15/23	458,250
550,000	Terremark Worldwide Inc., Senior Notes, 6.625% due 6/15/13	497,062

	Total Internet Software & Services	955,312

See Notes to Schedule of Investments.

Legg Mason ClearBridge Convertible Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
IT Services - 4.3%
$1,400,000	Alliance Data Systems Corp., Senior Notes, 1.750% due 8/1/13	$1,330,000
900,000	Euronet Worldwide Inc., Debenture, 3.500% due 10/15/25	850,500

	Total IT Services	2,180,500

Semiconductors & Semiconductor Equipment - 5.2%
200,000	Amkor Technology Inc., Bonds, 6.000% due 4/15/14 (a)	402,250
1,350,000	Conexant Systems Inc., Subordinated Notes, 4.000% due 3/1/26	1,174,500
450,000	ON Semiconductor Corp., Senior Subordinated Notes, 2.625% due 12/15/26	428,625
600,000	Verigy Ltd., Senior Notes, 5.250% due 7/15/14 (a)	627,000

	Total Semiconductors & Semiconductor Equipment	2,632,375

Software - 2.6%
1,400,000	Mentor Graphics Corp., Subordinated Debentures, 6.250% due 3/1/26	1,335,250

	TOTAL INFORMATION TECHNOLOGY	8,965,687

MATERIALS - 2.8%
Chemicals - 1.5%
850,000	Ferro Corp., Senior Notes, 6.500% due 8/15/13	757,563

Construction Materials - 1.3%
600,000	Headwaters Inc., Senior Subordinated Notes, 16.000% due 6/1/16 (a)	636,000

	TOTAL MATERIALS	1,393,563

TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.4%
750,000	Level 3 Communications Inc., Senior Notes, 5.250% due 12/15/11	684,375

Wireless Telecommunication Services - 3.2%
800,000	Leap Wireless International Inc., Senior Notes, 4.500% due 7/15/14	622,000
400,000	NII Holdings Inc., Senior Notes, 2.750% due 8/15/25	397,500
650,000	SBA Communications Corp., Senior Notes, 1.875% due 5/1/13	615,875

	Total Wireless Telecommunication Services	1,635,375

	TOTAL TELECOMMUNICATION SERVICES	2,319,750

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $35,806,377)	38,965,537

Shares
COMMON STOCKS - 7.4%
CONSUMER DISCRETIONARY - 0.7%
Specialty Retail - 0.7%
16,000	Staples Inc.	347,200

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
7,600	Pantry Inc. *	107,236

ENERGY - 1.3%
Energy Equipment & Services - 1.3%
6,800	Diamond Offshore Drilling Inc.	647,700

FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
110,002	Citigroup Inc.	449,908

INDUSTRIALS - 0.4%
Building Products - 0.4%
97,500	NCI Building Systems Inc. *	191,100

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.8%
21,000	Corning Inc.	306,810

See Notes to Schedule of Investments.

Legg Mason ClearBridge Convertible Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Shares	Security	Value
Communications Equipment - 0.8% (continued)
90,000	Powerwave Technologies Inc. *	$112,500

	TOTAL INFORMATION TECHNOLOGY	419,310

MATERIALS - 1.5%
Metals & Mining - 1.5%
10,700	Freeport-McMoRan Copper & Gold Inc. *	784,952

TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
30,000	NII Holdings Inc. *	807,900

	TOTAL COMMON STOCKS
	(Cost - $2,601,815)	3,755,306

CONVERTIBLE PREFERRED STOCKS - 14.4%
CONSUMER DISCRETIONARY - 3.2%
Leisure Equipment & Products - 1.4%
6,100	Callaway Golf Co., Series B, 7.500% (a)	707,600

Media - 1.8%
600	Interpublic Group of Cos. Inc., 5.250% (a)	403,650
800	Interpublic Group of Cos. Inc., Series B, 5.250%	538,200

	Total Media	941,850

	TOTAL CONSUMER DISCRETIONARY	1,649,450

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
930	El Paso Corp., 4.990%	812,820

FINANCIALS - 6.7%
Diversified Financial Services - 2.2%
9,300	AMG Capital Trust I, 5.100% due 4/15/36	342,937
940	Bank of America Corp., 7.250%	787,100

	Total Diversified Financial Services	1,130,037

Real Estate Investment Trusts (REITs) - 4.5%
50,000	Digital Realty Trust Inc., 4.375%	1,201,560
18,500	Simon Property Group Inc., 6.000%	1,091,500

	Total Real Estate Investment Trusts (REITs)	2,293,060

	TOTAL FINANCIALS	3,423,097

MATERIALS - 1.5%
Chemicals - 1.5%
21,000	Celanese Corp., 4.250%	738,150

UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 1.4%
380	NRG Energy Inc., 4.000% (a)	437,095
230	NRG Energy Inc., 4.000%	264,558

	TOTAL UTILITIES	701,653

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $6,796,324)	7,325,170

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
70,000	Six Flags Inc., 7.250% * (Cost - $1,466,405)	45,500

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $46,670,921)	50,091,513

See Notes to Schedule of Investments.

Legg Mason ClearBridge Convertible Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
SHORT-TERM INVESTMENT - 2.0%
Repurchase Agreement - 2.0%
$1,002,000	Interest in $150,053,000 joint tri-party repurchase agreement dated 10/30/09 with Deutsche Bank Securities Inc., 0.060% due 11/2/09; Proceeds at maturity - $1,002,005; (Fully collateralized by various U.S. government agency obligations, 3.000% to 5.500% due 8/20/12 to 9/3/13; Market value - $1,022,045) (Cost - $1,002,000)	$1,002,000

	TOTAL INVESTMENTS - 100.8% (Cost - $47,672,921#)	51,093,513
	Liabilities in Excess of Other Assets - (0.8)%	(390,522)

	TOTAL NET ASSETS - 100.0%	$50,702,991

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Convertible Fund (formerly known as Legg Mason Partners Convertible Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Convertible bonds and notes	—	$38,965,537	—	$38,965,537

Common stocks†	$3,755,306	—	—	3,755,306

Convertible preferred stocks:
Consumer discretionary	—	1,649,450	—	1,649,450
Energy	—	812,820	—	812,820
Financials	2,221,537	1,201,560	—	3,423,097
Materials	738,150	—	—	738,150
Utilities	—	701,653	—	701,653

Total convertible preferred stocks	2,959,687	4,365,483	—	7,325,170

Preferred stocks	45,500	—	—	45,500

Notes to Schedule of Investments (unaudited) (continued)

Total long-term investments	6,760,493	43,331,020	—	50,091,513
Short-term investment†	—	1,002,000	—	1,002,000

Total investments	$6,760,493	$44,333,020	—	$51,093,513

†	See Schedule of Investments for additional detailed categorizations

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,440,687
Gross unrealized depreciation	(3,020,095)

Net unrealized appreciation	$3,420,592

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At October 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 23, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: December 23, 2009